Investment in joint ventures and associates - Changes in the carrying value of investments in joint ventures and associates accounted for using the equity method of accounting (Details)
$ in Thousands, ₩ in Millions
		12 Months Ended
		Dec. 31, 2024 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)		Mar. 31, 2023 KRW (₩)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		₩ 1,795,370.0			₩ 1,305,636.0		₩ 1,335,167.0
Acquisition cost		1,463,824.0			1,536,905.0				₩ 1,131,865.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		76,212.0			109,792.0		69,689.0
Acquisition		979,480.0		$ 662,706	310,239.0		143,345.0
Business combination					136,930.0
Disposal/Reclassification		(1,001,171.0)			(39,295.0)		(222,922.0)
Dividends		(90,395.0)			(29,279.0)		(24,126.0)
Change in capital		(10,686.0)			1,347.0		4,483.0
Ending		1,748,810.0		$ 1,183,227	1,795,370.0		1,305,636.0
W Service Networks Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		216.0			208.0		183.0
Acquisition cost		108.0			108.0		108.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(7.0)			13.0		29.0
Dividends		(5.0)			(5.0)		(4.0)
Ending		204.0			216.0		208.0
Korea Credit Bureau Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		6,433.0			5,709.0		9,423.0
Acquisition cost		3,313.0			3,313.0		3,313.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		2,658.0			814.0		(3,714.0)
Dividends		(90.0)			(90.0)
Ending		9,001.0			6,433.0		5,709.0
Korea Finance Security Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		3,285.0			2,374.0		3,101.0
Acquisition cost		3,267.0			3,267.0		3,267.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		331.0			(99.0)		(727.0)
Change in capital					1,010.0
Ending		3,616.0			3,285.0		2,374.0
Woori Growth Partnerships New Technology Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					10,889.0		12,448.0
Acquisition cost							12,942.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					(51.0)		490.0
Disposal/Reclassification					(10,838.0)		(2,049.0)
Ending							10,889.0
2016KIF-IMM Woori Bank Technology Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					9,474.0		12,630.0
Acquisition cost							7,594.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					539.0		(1,619.0)
Disposal/Reclassification					(10,013.0)		(801.0)
Dividends							(736.0)
Ending							9,474.0
K BANK Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		260,052.0			247,789.0	[1]	239,493.0
Acquisition cost		224,657.0			236,232.0		236,232.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		13,747.0			5,327.0		11,854.0
Disposal/Reclassification		(13,029.0)
Change in capital		1,480.0			6,936.0		(3,558.0)
Ending		262,250.0	[1]		260,052.0		247,789.0	[1]
Woori Bank-Company K Korea Movie Asset Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					239.0		345.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					52.0		71.0
Disposal/Reclassification					(103.0)
Dividends					(188.0)		(177.0)
Ending							239.0
Partner One Value Up I Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		3,230.0			4,278.0		6,576.0
Acquisition cost		5,039.0			5,039.0		5,039.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(1,107.0)			(1,048.0)		(2,298.0)
Ending		2,123.0			3,230.0		4,278.0
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		8,247.0			10,285.0		11,153.0
Acquisition cost					4,356.0		7,556.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(784.0)			1,162.0		1,312.0
Disposal/Reclassification		(4,356.0)			(3,200.0)		(2,180.0)
Dividends		(844.0)
Ending		2,263.0			8,247.0		10,285.0
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		4,437.0			4,355.0		4,254.0
Acquisition cost		4,532.0			4,436.0		4,355.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							1.0
Acquisition		95.0			82.0		100.0
Ending		4,532.0			4,437.0		4,355.0
LOTTE CARD Co.,Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		587,392.0	[1]		514,131.0	[1]	458,295.0
Acquisition cost		346,810.0			346,810.0		346,810.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		17,861.0			91,533.0		58,400.0
Dividends		(15,591.0)			(13,199.0)		(12,960.0)
Change in capital		(14,082.0)			(5,073.0)		10,396.0
Ending	[1]	575,580.0			587,392.0		514,131.0
Genesis Environmental Energy Company 1st Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning							4,126.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							(41.0)
Disposal/Reclassification							(3,738.0)
Dividends							(347.0)
Union Technology Finance Investment Association
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		12,270.0			14,462.0		12,388.0
Acquisition cost		13,449.0			13,449.0		14,637.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(500.0)			(1,004.0)		187.0
Acquisition							2,250.0
Disposal/Reclassification					(1,188.0)		(363.0)
Ending		11,770.0			12,270.0		14,462.0
Dicustody Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1.0			1.0		1.0
Acquisition cost					1.0		1.0
Changes in investments in associates and joint ventures [Abstract]
Disposal/Reclassification		(1.0)
Ending					1.0		1.0
Orient Shipyard Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0.0			0.0
Changes in investments in associates and joint ventures [Abstract]
Ending		0.0			0.0		0.0
Changes in investments in associates due to accounts transfer		19.0			28.0		3,743.0
Cumulative changes in equity investments in associate due to accounts transfer		47.0			28.0		3,743.0
Joongang Network Solution Co.,Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		88.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		100.0			1.0
Disposal/Reclassification		(101.0)
Change in capital		(87.0)			87.0
Ending					88.0
Win Mortgage Co.,LTd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		105.0
Acquisition cost		23.0			23.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		32.0			84.0
Acquisition					23.0
Dividends		(2.0)			(2.0)
Ending		135.0			105.0
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		10,540.0
Acquisition cost		10,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		307.0
Ending		10,847.0			10,540.0
Together-Korea Government Private Pool Private Securities Investment Trust No. 3
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		10,540.0			10,243.0		10,070.0
Acquisition cost					10,000.0		10,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					297.0		173.0
Ending					10,540.0		10,243.0
BTS 2nd Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		4,838.0			2,881.0
Acquisition cost		8,146.0			5,226.0		3,026.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		41.0			(243.0)		(145.0)
Acquisition		2,920.0			2,200.0		3,026.0
Ending		7,799.0			4,838.0		2,881.0
STASSETS FUND III
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		8,406.0			1,230.0
Acquisition cost		12,000.0			9,000.0		1,500.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(228.0)			(324.0)		(270.0)
Acquisition		3,000.0			7,500.0		1,500.0
Ending		11,178.0			8,406.0		1,230.0
SF CREDIT PARTNERS, LLC
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		12,845.0
Acquisition cost		13,059.0			13,059.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,326.0			99.0
Acquisition					13,059.0
Change in capital		1,829.0			(313.0)
Ending		16,000.0			12,845.0
Japanese Hotel Real Estate Private Equity Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		2,688.0			2,855.0		3,196.0
Acquisition cost		3,168.0			3,174.0		3,174.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		226.0			86.0		194.0
Disposal/Reclassification		(5.0)
Dividends		(176.0)			(133.0)		(299.0)
Change in capital		72.0			(120.0)		(236.0)
Ending		2,805.0			2,688.0		2,855.0
Woori Seoul Beltway Private Special Asset Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		12,590.0			9,874.0		7,551.0
Acquisition cost		15,926.0			12,464.0		9,791.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		558.0			451.0		246.0
Acquisition		3,487.0			2,709.0		2,312.0
Dividends		(559.0)			(444.0)		(235.0)
Ending		16,076.0			12,590.0		9,874.0
Woori General Private Securities Investment Trust (Bond) No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		51,686.0
Acquisition cost					50,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		586.0			1,686.0
Acquisition					50,000.0
Disposal/Reclassification		(50,102.0)
Dividends		(2,170.0)
Ending					51,686.0
Woori Multi-Return Securities Investment Trust 3 (Balanced Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning							10,023.0
Changes in investments in associates and joint ventures [Abstract]
Disposal/Reclassification							(9,950.0)
Dividends							(73.0)
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		105,564.0			112,025.0		151,822.0
Acquisition cost					100,000.0		110,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,864.0			7,670.0		2,312.0
Acquisition		50,000.0					50,000.0
Disposal/Reclassification		(153,226.0)			(10,352.0)		(90,137.0)
Dividends		(4,202.0)			(3,779.0)		(1,972.0)
Ending					105,564.0		112,025.0
Woori Safe Plus General Type Private Investment Trust S-8(Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		10,330.0			10,182.0
Acquisition cost					10,000.0		10,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		102.0			507.0		230.0
Acquisition							10,000.0
Disposal/Reclassification		(10,003.0)
Dividends		(429.0)			(359.0)		(48.0)
Ending					10,330.0		10,182.0
Woori General Private Securities Investment Trust(Bond) No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		30,829.0
Acquisition cost					30,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		370.0			829.0
Acquisition					30,000.0
Disposal/Reclassification		(31,199.0)
Ending					30,829.0
Woori Smart General Private Equity Investment Trust 1(bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		41,135.0
Acquisition cost		40,000.0			40,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		2,443.0			1,135.0
Acquisition					40,000.0
Dividends		(1,795.0)
Ending		41,783.0			41,135.0
Woori General Private Securities Investment Trust(Bond) No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		51,205.0
Acquisition cost					50,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					1,205.0
Acquisition					50,000.0
Ending					51,205.0
Woori Asset Global Partnership Fund No.5
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		22,071.0
Acquisition cost		52,500.0			22,500.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		2,906.0			(429.0)
Acquisition		30,000.0			22,500.0
Ending		54,977.0			22,071.0
WOORI TAERIM 1st Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		988.0			988.0		991.0
Acquisition cost		1,100.0			1,100.0		1,100.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							(3.0)
Ending		988.0			988.0		988.0
Portone-Cape Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		445.0			464.0		489.0
Acquisition cost		340.0			340.0		340.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(285.0)			(19.0)		(25.0)
Ending		160.0			445.0		464.0
KIWOOM WOORI Financial 1st Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					953.0		973.0
Acquisition cost							1,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							(20.0)
Ending							953.0
KIWOOM WOORI Financial 1st Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					953.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					(10.0)
Disposal/Reclassification					(943.0)
Ending							953.0
DeepDive WOORI 2021-1 Financial Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,236.0			878.0		993.0
Acquisition cost					222.0		900.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(543.0)			1,128.0		(12.0)
Disposal/Reclassification		(226.0)			(678.0)		(100.0)
Dividends		(467.0)			(92.0)		(3.0)
Ending					1,236.0		878.0
Darwin Green Packaging Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		3,957.0			3,945.0		3,957.0
Acquisition cost		4,000.0			4,000.0		4,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(53.0)			92.0		388.0
Dividends					(80.0)		(400.0)
Ending		3,904.0			3,957.0		3,945.0
DS Power Semicon Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					2,976.0
Acquisition cost							3,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					495.0		245.0
Acquisition							3,000.0
Disposal/Reclassification					(2,971.0)
Dividends					(500.0)		(269.0)
Ending							2,976.0
Koreawide partners 2nd Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		19,235.0			20,000.0
Acquisition cost		20,000.0			20,000.0		20,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					(765.0)
Acquisition							20,000.0
Ending		19,235.0			19,235.0		20,000.0
Woori FirstValue Private Real Estate Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		560.0			558.0		763.0
Acquisition cost		9,000.0			9,000.0		9,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		7.0			2.0		(6.0)
Disposal/Reclassification							(199.0)
Ending		567.0			560.0		558.0
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		55.0			102.0		100.0
Acquisition cost					52.0				100.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					4.0		2.0
Disposal/Reclassification					(47.0)
Dividends					(4.0)
Ending					55.0		102.0
Woori Star50 Feeder Fund(H)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					126.0
Acquisition cost									200.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					(12.0)		(5.0)
Disposal/Reclassification					(114.0)		131.0
Ending							126.0
Woori Together TDF 2025
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					1,990.0
Acquisition cost		3,000.0							2,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		332.0			116.0		(202.0)
Disposal/Reclassification		3,245.0			(2,106.0)		2,192.0
Ending		3,577.0					1,990.0
Woori Smart General Private Equity Investment Trust No.1(bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		40,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		477.0
Acquisition		40,000.0
Ending		40,477.0
Woori General Private Securities Investment Trust(Bond) No.3
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		51,205.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		625.0
Disposal/Reclassification		(51,830.0)
Ending					51,205.0
Woori Together TDF 2030
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		3,324.0			2,033.0
Acquisition cost		3,000.0			3,000.0				2,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		400.0			291.0		(214.0)
Acquisition					1,000.0
Disposal/Reclassification							2,247.0
Ending		3,724.0			3,324.0		2,033.0
KCLAVIS NPL Investment Trust NO 1-2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		15,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		422.0
Acquisition		15,000.0
Ending		15,422.0
NH Woori New deal Co-Investment No.1 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		5,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		204.0
Acquisition		5,000.0
Ending		5,204.0
Woori BIG SATISFACTION SHINJONG MMF 3RD
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		39,002.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		317.0
Acquisition		34,083.0
Disposal/Reclassification		7,584.0
Ending		41,984.0
Woori Future Energy Private Special Asset Investment Trust(General) No.1
Changes in investments in associates and joint ventures [Abstract]
Ending		0.0
Woori General Private Securities Investment Trust No. 7 (Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		40,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,116.0
Acquisition		40,000.0
Ending		41,116.0
Woorinara Short-Term Bond Securities Investment Trust (Bond)
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		339.0
Acquisition		50,000.0
Disposal/Reclassification		(50,339.0)
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		3,849.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		215.0
Acquisition		2,356.0
Disposal/Reclassification		1,443.0
Dividends		(3.0)
Ending		4,011.0
Woorinara New Growth TOP 20 Securities Investment Trust No. 1 (Stocks)
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		31.0
Acquisition		1,000.0
Disposal/Reclassification		(1,031.0)
Woori Big Satisfaction Corporation MMF No. 1 (Government Bond)
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		2,261.0
Acquisition		500,000.0
Disposal/Reclassification		(502,261.0)
Woori General Private Securities Investment Trust No. 6 (Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		40,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		2,090.0
Acquisition		40,000.0
Ending		42,090.0
Woori Big Satisfaction General Private Securities Investment Trust No. 3 (Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		10,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		493.0
Acquisition		10,000.0
Ending		10,493.0
Woori General Private Securities Investment Trust No. 5 (Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		60,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		3,099.0
Acquisition		60,000.0
Dividends		(3,075.0)
Ending		60,024.0
Woori Real Estate Investment No. 1 Limited Liability Company
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		34,200.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(281.0)
Acquisition		34,200.0
Ending		33,919.0
Daishin Balance No.18 Special Purpose Acquisition Company
Changes in investments in associates and joint ventures [Abstract]
Ending		0.0
NH Woori Dino Co-Investment NO.2 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		2,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(4.0)
Acquisition		2,000.0
Ending		1,996.0
Woori Together TDF 2035
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		3,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		42.0
Disposal/Reclassification		3,406.0
Ending		3,448.0
Woori USD Treasury Target Return Bond FoF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		200.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1.0
Disposal/Reclassification		219.0
Ending		220.0
Woori Real Infrastructure Blind General Type Private Placement Investment Trust
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		55.0
Changes in investments in associates and joint ventures [Abstract]
Disposal/Reclassification		(55.0)
Ending					55.0
Woori Together OCIO Target Return Feeder fund (Balance Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		10,376.0
Acquisition cost					10,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					348.0
Disposal/Reclassification		(10,376.0)			10,028.0
Ending					10,376.0
Australia Green Energy 1st PEF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		4,811.0			4,858.0
Acquisition cost		4,913.0			4,913.0				4,913.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		453.0			(47.0)		(55.0)
Acquisition							4,913.0
Ending		5,264.0			4,811.0		4,858.0
Woori Hanhwa Eureka Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning							327.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							(48.0)
Disposal/Reclassification							(164.0)
Dividends							(115.0)
Aarden Woori Apparel 1st Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		133.0			97.0		99.0
Acquisition cost		100.0			100.0				100.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(38.0)			36.0		(2.0)
Ending		95.0			133.0		97.0
Woori Dyno 1st Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		2,358.0			1,994.0
Acquisition cost		2,000.0			2,000.0				2,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		491.0			364.0		(6.0)
Acquisition							2,000.0
Ending		2,849.0			2,358.0		1,994.0
KTB-KORUS FUND
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		3,359.0
Acquisition cost		337.0			3,626.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(1,149.0)			(267.0)
Business combination					3,626.0
Dividends		(421.0)
Ending		1,789.0			3,359.0
KTB China Platform Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		16,059.0
Acquisition cost					17,023.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(2,164.0)			(964.0)
Business combination					17,023.0
Dividends		(13,895.0)
Ending					16,059.0
KTBN Venture Fund No.7
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		16,044.0
Acquisition cost					16,972.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(2,641.0)			(225.0)
Business combination					16,972.0
Dividends		(13,403.0)			(703.0)
Ending					16,044.0
KTBN Venture Fund No.8
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		2,511.0
Acquisition cost		195.0			3,325.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(413.0)			(814.0)
Business combination					3,325.0
Dividends		(569.0)
Ending		1,529.0			2,511.0
KTBN Digital Contents Korea Fund No.9
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		5,597.0
Acquisition cost		7,020.0			5,329.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(591.0)			268.0
Business combination					5,329.0
Ending		5,006.0			5,597.0
KTBN Media Contents Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		283.0
Acquisition cost					330.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(129.0)			(20.0)
Business combination					330.0
Dividends					(27.0)
Ending		154.0			283.0
KTB China Synergy Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		20,405.0
Acquisition cost		12,400.0			21,629.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,840.0			(1,224.0)
Business combination					21,629.0
Dividends		(3,296.0)
Ending		18,949.0			20,405.0
NAVER-KTB Audio Contents Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		288.0
Acquisition cost		300.0			284.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(40.0)			4.0
Business combination					284.0
Ending		248.0			288.0
KTBN Venture Fund No.13
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		14,158.0
Acquisition cost		4,400.0			13,279.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		5,302.0			3,407.0
Business combination					13,279.0
Dividends		(3,801.0)			(2,528.0)
Ending		15,659.0			14,158.0
KTBN Future Contents Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		4,561.0
Acquisition cost		4,000.0			3,892.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(368.0)			669.0
Business combination					3,892.0
Ending		4,193.0			4,561.0
KTBN Venture Fund No.16
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		18,561.0
Acquisition cost		12,200.0			17,546.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,492.0			1,015.0
Business combination					17,546.0
Dividends		(4,200.0)
Ending		15,853.0			18,561.0
KTBN Venture Fund No.18
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		26,970.0
Acquisition cost		27,075.0			26,308.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(39.0)			662.0
Acquisition					2,850.0
Business combination					23,458.0
Dividends		(1,425.0)
Ending		25,506.0			26,970.0
KB-KTB Technology Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		7,600.0
Acquisition cost		10,000.0			7,755.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(250.0)			(155.0)
Acquisition		2,000.0			2,000.0
Business combination					5,755.0
Ending		9,350.0			7,600.0
WOORI 2022 Scaleup Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		13,578.0
Acquisition cost		20,944.0			14,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(2,545.0)			(414.0)
Acquisition		6,776.0			13,645.0
Business combination					355.0
Dividends					(8.0)
Ending		17,809.0			13,578.0
WOORI 2022 Start-up Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		2,433.0
Acquisition cost		13,100.0			2,564.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(140.0)			(131.0)
Acquisition		10,480.0
Business combination					2,564.0
Ending		12,773.0			2,433.0
KTB-NHN China Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		3.0
Acquisition cost					1,272.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(1.0)			(103.0)
Business combination					1,272.0
Dividends		(2.0)			(1,024.0)
Change in capital					(142.0)
Ending					3.0
KTBN GI Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		617.0
Acquisition cost					189.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		143.0			392.0
Business combination					189.0
Dividends		(718.0)
Change in capital		(37.0)			36.0
Ending		5.0			617.0
Chirochem
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		102.0
Acquisition cost		250.0			102.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		2.0
Business combination					102.0
Ending		104.0			102.0
Godo Kaisha Oceanos 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		7,978.0			8,788.0		9,905.0
Acquisition cost		10,800.0			10,800.0				10,800.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		63.0			92.0		84.0
Dividends		(622.0)			(748.0)		(1,049.0)
Change in capital		(72.0)			(154.0)		(152.0)
Ending		7,347.0			7,978.0		8,788.0
Woori Zip 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		7,629.0			8,690.0		10,496.0
Acquisition cost					8,706.0				9,254.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(57.0)			(127.0)		(138.0)
Disposal/Reclassification		(7,655.0)			(548.0)		(873.0)
Change in capital		83.0			(386.0)		(795.0)
Ending					7,629.0		8,690.0
Woori Zip 2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		10,695.0			12,180.0		14,732.0
Acquisition cost					8,411.0				12,928.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(9.0)			(107.0)		(127.0)
Disposal/Reclassification		(10,814.0)			(844.0)		(1,309.0)
Change in capital		128.0			(534.0)		(1,116.0)
Ending					10,695.0		12,180.0
Force TEC Co., Ltd.
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	[2]						56.0
Change in capital	[2]						(56.0)
Changes in investments in associates due to accounts transfer							665.0
Cumulative changes in equity investments in associate due to accounts transfer							1,462.0
KG Fashion Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0.0
Changes in investments in associates and joint ventures [Abstract]
Ending		0.0			0.0
Changes in investments in associates due to accounts transfer		39.0			120.0
Cumulative changes in equity investments in associate due to accounts transfer		159.0			120.0
KUM HWA Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0.0			0.0
Changes in investments in associates and joint ventures [Abstract]
Ending		0.0			0.0		0.0
Changes in investments in associates due to accounts transfer					2.0		0.2
Cumulative changes in equity investments in associate due to accounts transfer		4.0			4.0		2.0
Jinmyung Plus Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		14.0			10.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(5.0)			4.0		10.0
Ending		9.0			14.0		10.0
JC Assurance No.2 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0.0			0.0		17,728.0
Acquisition cost		29,349.0	[3]		29,349.0	[4]			29,349.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							(17,728.0)
Ending		0.0			0.0		0.0
Changes in investments in associates due to accounts transfer		295.0			371.0
Cumulative changes in equity investments in associate due to accounts transfer		666.0			371.0
Dream Company Growth no.1 PEF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		7,809.0			7,861.0		7,914.0
Acquisition cost					7,153.0				7,412.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					362.0		418.0
Disposal/Reclassification		(7,552.0)
Dividends		(257.0)			(414.0)		(471.0)
Ending					7,809.0		7,861.0
HMS-Oriens 1st Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		14,030.0			13,252.0		12,007.0
Acquisition cost		12,000.0			12,000.0				12,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		850.0			778.0		1,245.0
Ending		14,880.0			14,030.0		13,252.0
Woori G Senior Loan Private Placement Investment Trust No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		75,590.0			81,861.0		88,029.0
Acquisition cost		17,595.0			75,114.0				80,268.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,966.0			3,341.0		3,788.0
Acquisition							14,073.0
Disposal/Reclassification		(57,785.0)			(5,975.0)		(20,322.0)
Dividends		(2,254.0)			(3,637.0)		(3,707.0)
Ending		17,517.0			75,590.0		81,861.0
Genesis Eco No.1 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		10,942.0			11,216.0		11,120.0
Acquisition cost		12,000.0			12,000.0				12,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(95.0)			(274.0)		(99.0)
Acquisition							195.0
Ending		10,847.0			10,942.0		11,216.0
Paratus Woori Material Component Equipment joint venture company
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		16,979.0			17,250.0		17,493.0
Acquisition cost		17,700.0			17,700.0				17,700.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(265.0)			(271.0)		(243.0)
Ending		16,714.0			16,979.0		17,250.0
Midas No. 8 Private Equity Joint Venture Company
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		18,465.0			18,713.0		18,968.0
Acquisition cost		18,419.0			18,537.0				18,735.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		272.0			282.0		275.0
Dividends		(530.0)			(530.0)		(530.0)
Ending		18,207.0			18,465.0		18,713.0
Orchestra Private Equity Fund IV
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		9,555.0			9,698.0
Acquisition cost		9,700.0			9,700.0				9,878.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		55.0			457.0		197.0
Acquisition							10,000.0
Disposal/Reclassification					(178.0)		(122.0)
Dividends					(422.0)		(377.0)
Ending		9,610.0			9,555.0		9,698.0
Synaptic Green No.1 PEF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		7,611.0			7,793.0
Acquisition cost		8,000.0			8,000.0				8,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(112.0)			(182.0)		(207.0)
Acquisition							8,000.0
Ending		7,499.0			7,611.0		7,793.0
IGEN2022No. 1 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		7,983.0			8,010.0
Acquisition cost		7,422.0			7,422.0				7,822.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		140.0			336.0		650.0
Acquisition							8,000.0
Disposal/Reclassification							(475.0)
Dividends		(151.0)			(363.0)		(165.0)
Ending		7,972.0			7,983.0		8,010.0
PCC-Woori LP Secondary Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		10,530.0			12,984.0		12,350.0
Acquisition cost		10,435.0			10,435.0				10,440.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(1,882.0)			(2,450.0)		674.0
Acquisition							3,440.0
Disposal/Reclassification					(4.0)		(3,480.0)
Dividends		0.0
Ending		8,648.0			10,530.0		12,984.0
Synaptic Future Growth Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		7,069.0
Acquisition cost		6,760.0			7,295.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		4,848.0			(226.0)
Acquisition		2,262.0			7,295.0
Disposal/Reclassification		(2,627.0)
Dividends		(3,867.0)
Ending		7,685.0			7,069.0
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning							73,787.0
Changes in investments in associates and joint ventures [Abstract]
Disposal/Reclassification							(73,598.0)
Dividends							(189.0)
Woori-Q Corporate Restructuring Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		20,283.0			27,536.0		46,155.0
Acquisition cost		29,627.0			17,441.0				27,063.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,539.0			2,708.0		(288.0)
Acquisition		12,185.0			369.0		536.0
Disposal/Reclassification					(10,330.0)		(18,867.0)
Ending		34,007.0			20,283.0		27,536.0
Woori-Shinyoung Growth-Cap Private Equity Fund I
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		33,481.0			43,274.0		28,713.0
Acquisition cost		16,806.0			17,018.0				17,018.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(3,589.0)			(9,793.0)		14,561.0
Dividends		(196.0)
Ending		29,696.0			33,481.0		43,274.0
NH Woori Newdeal Growth Alpha Private Equity Fund 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		32,987.0
Acquisition cost		49,289.0			34,006.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		18,151.0			(1,019.0)
Acquisition		21,636.0			34,006.0
Disposal/Reclassification		(5,925.0)
Dividends		(11,310.0)
Ending		55,539.0			32,987.0
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		2,543.0			1,074.0
Acquisition cost					2,200.0				₩ 1,200.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(276.0)			543.0		(161.0)
Acquisition		1,000.0			2,000.0
Disposal/Reclassification		(3,197.0)			(1,074.0)		1,235.0
Dividends		(70.0)
Ending					2,543.0		₩ 1,074.0
Woori Short Term Government and Special Bank Bond Active ETF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		12,286.0
Acquisition cost					12,008.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		118.0			103.0
Disposal/Reclassification		(12,404.0)			12,183.0
Ending					12,286.0
Woori 25-09 Corporate Bond(AA- or higher) Active ETF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		29,821.0
Acquisition cost					29,001.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,148.0			820.0
Acquisition					29,001.0
Disposal/Reclassification		₩ (30,969.0)
Ending					₩ 29,821.0

[1]	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.
[2]	As a result of discontinuation of the equity method, related companies’ losses amount not recognized is 665 million Won for Force TEC Co., Ltd. 3,743 million Won for Orient Shipyard Co., Ltd. and 0.2 million Won for KUM HWA Co., Ltd. and cumulated amount is 1,462 million Won for Force TEC Co., Ltd. 3,743 million Won for Orient Shipyard Co., Ltd. and 2 million Won for KUM HWA Co., Ltd.
[3]	The amount for which no loss was recognized for associates due to discontinuation of the equity method was 0 million Won for KUM HWA Co., Ltd., 0 million Won for Orient Shipyard Co.,Ltd., 0 million Won in KG FASHION CO., LTD., 0 million Won in JC Assurance No.2 Private Equity Fund and the accumulated amount is 0 million Won for KUM HWA Co., Ltd., 0 million Won for Orient Shipyard Co.,Ltd., 0 million Won in KG FASHION CO., LTD., 0 million Won in JC Assurance No.2 Private Equity Fund.
[4]	The amount for which no loss was recognized for associates due to discontinuation of the equity method was 2 million Won for KUM HWA Co., Ltd., 28 million Won for Orient Shipyard Co.,Ltd., 120 million Won in KG FASHION CO., LTD., 371 million Won in JC Assurance No.2 Private Equity Fund and the accumulated amount is 4 million Won for KUM HWA Co., Ltd., 28 million Won for Orient Shipyard Co.,Ltd., 120 million Won in KG FASHION CO., LTD., 371 million Won in JC Assurance No.2 Private Equity Fund.